JPMORGAN TRUST I

245 Park Avenue

New York, New York 10167

March 12, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:

JPMorgan Trust I ("Trust")

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan Research Equity

Long/Short Fund (the "Fund")

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended ("1933 Act"), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended ("1940 Act"), is Post-Effective Amendment No. 104 (Amendment No.105 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A ("Amendment"). This filing is being made for the purpose of registering the JPMorgan Research Equity Long/Short Fund under the Trust. The Fund will offer Class A Shares, Class C Shares, Select Class Shares and Class R5 Shares. Included in the filing are the prospectuses and statement of additional information with regard to the Fund.

The Fund seeks to provide long term capital appreciation. The Fund invests in equity securities it believes are undervalued and sells short equity securities that it believes are overvalued. The Fund is non-diversified.

If you have any questions or comments, please call me at (212)-648-2085.

Very truly yours,

/S/ JOHN T. FITZGERALD

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John T. Fitzgerald

Assistant Secretary